Equity - Changes in Other Comprehensive Income by components of equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Translation differences, fair value and other reserves
Balance as of beginning of the year	€ 20,628	€ 21,426	€ 17,462
Remeasurements of defined benefit plans	323	(282)	(347)
Balance as of end of the year	20,747	20,628	21,426
Translation differences
Translation differences, fair value and other reserves
Balance as of beginning of the year	(249)	169	(396)
Foreign exchange translation differences	623	(547)	697
Net investment hedging (losses)/gains	(31)	105	(147)
Remeasurements of defined benefit plans	0	0	0
Transfer to income statement - Translation differences	(78)	19	14
Movement attributable to non-controlling interests	(2)	5	1
Balance as of end of the year	263	(249)	169
Net investment hedging gains	154	186	80
Pension remeasurements
Translation differences, fair value and other reserves
Balance as of beginning of the year	3,632	3,893	4,242
Foreign exchange translation differences	0	0	0
Net investment hedging (losses)/gains	0	0	0
Remeasurements of defined benefit plans	326	(261)	(349)
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	3,958	3,632	3,893
Hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	14	78	(7)
Foreign exchange translation differences	0	0	0
Net investment hedging (losses)/gains	0	0	0
Remeasurements of defined benefit plans	0	0	0
Net fair value (losses)/gains	20	2	24
Transfer to income statement - Hedging reserve	(19)	(66)	61
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	15	14	78
Cost of hedging reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(2)	(18)	(1)
Foreign exchange translation differences	0	0	0
Net investment hedging (losses)/gains	(1)	3	0
Remeasurements of defined benefit plans	0	0	0
Net fair value (losses)/gains	(1)	(25)	(27)
Transfer to income statement - Hedging reserve	19	38	10
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	15	(2)	(18)
Fair value reserve
Translation differences, fair value and other reserves
Balance as of beginning of the year	(39)	(48)	(15)
Foreign exchange translation differences	0	0	0
Net investment hedging (losses)/gains	0	0	0
Remeasurements of defined benefit plans	0	0	0
Net fair value losses - Fair value reserve	66	(87)	(208)
Transfer to income statement - Fair value reserve	(52)	96	175
Movement attributable to non-controlling interests	0	0	0
Balance as of end of the year	€ (25)	€ (39)	€ (48)